Average Annual Total Returns - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund	Sep. 29, 2023
Fidelity SAI Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.14%)
Past 5 years	1.72%
Since Inception	3.47%
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.83%)
Past 5 years	(1.19%)
Since Inception	0.99%
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.54%)
Past 5 years	1.26%
Since Inception	2.50%
IXWEX
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	4.22%
IXWLE
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.72%
Since Inception	3.50%	[1]

[1]	AFrom February 2, 2016.